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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ ANDREW J. HAJDUCKY, III
- ---------------------------
Andover, Massachusetts
February 11, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $442,916 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                          File No. 028-05751

2.       CMG@Ventures Capital Corp.                  File No. 028-05755

3.       CMG@Ventures Securities Corp.               File No. 028-05763

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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.


                                                     ITEM 4:       ITEM 5:
                                                      FAIR         SHARES                                           ITEM 8:
                             ITEM 2:       ITEM 3:   MARKET          OR                 ITEM 6:                  VOTING AUTHORITY
         ITEM 1:            TITLE OF        CUSIP     VALUE       PRINCIPAL     SH/   INVESTMENT   ITEM 7:    (A)      (B)     (C)
      NAME OF ISSUER         CLASS          NUMBER    (000)        AMOUNT       PRN   DISCRETION  MANAGERS    SOLE    SHARED   NONE

CMGI, Inc.                     COM        125750109   1,310        234,100       SH     DEFINED              234,100
divine interVentures, inc.     COM        255404105   7,421        4,749,287     SH      SOLE                4,749,287
eMachines, Inc.                COM        29076P102   413          1,100,055     SH     DEFINED              1,100,055
Engage, Inc.                   COM        292827102   113,905      151,873,081   SH      SOLE                151,873,081
GLOBALMEDIA.COM                COM        37935A109   130          2,082,430     SH     DEFINED              2,082,430
HealthCentral.com              COM        42221V106   47           300,000       SH     DEFINED              300,000
Hollywood Entertainment        COM        436141105   1,291        1,214,878     SH     DEFINED     2        1,214,878
     Corporation
Hollywood Entertainment        COM        436141105   22           20,297        SH     DEFINED     1        20,297
     Corporation
Hollywood Entertainment        COM        436141105   2,473        2,327,934     SH      SOLE                2,327,934
     Corporation
Juno Online Services,          COM        482048105   781          1,190,162     SH     DEFINED              1,190,162
     Inc.
marchFIRST, Inc.               COM        966834103   5            3,045         SH     DEFINED     1        3,045
Marketing Services             COM        570907105   2,562        2,157,061     SH      SOLE                2,157,061
     Group, Inc.
MotherNature.com, Inc.         COM        61978K105   1,102        1,224,307     SH     DEFINED     2        1,224,307
MotherNature.com, Inc.         COM        61978K105   11           12,367        SH     DEFINED     1        12,367
NaviSite, Inc.                 COM        63935M109   94,024       40,115,979    SH      SOLE                40,115,979
Netcentives, Inc.              COM        64108P101   6,460        1,694,492     SH      SOLE                1,694,492
PRIMEDIA Inc.                  COM        74157K101   95,500       8,000,000     SH      SOLE                8,000,000
Stancorp Financial             COM        852891100   8            159           SH     DEFINED              159
     Group, Inc.
Techlabs, Inc.                 COM        87833L103   2,737        842,045       SH     DEFINED              842,045
Terra Networks, S.A.           COM                    32,953       3,119,767     SH     DEFINED     1        3,119,767
Terra Networks, S.A.           COM                    23,141       2,190,892     SH     DEFINED              2,190,892
Ventro Corporation             COM        163595101   922          921,908       SH     DEFINED     2        921,908
Vicinity Corporation           COM        925653107   13,627       4,590,058     SH     DEFINED     2        4,590,058
Vicinity Corporation           COM        925653107   764          257,205       SH     DEFINED     1        257,205
Vicinity Corporation           COM        925653107   138          46,364        SH     DEFINED     1        46,364
Virage, Inc.                   COM        92763Q106   5,793        1,077,709     SH     DEFINED              1,077,709
Yahoo! Inc.                    COM        984332106   16,461       547,570       SH     DEFINED     1        547,570
Yahoo! Inc.                    COM        984332106   18,915       629,183       SH     DEFINED     3        629,183